Long-Term Debt (Components of Long-Term Debt) (Detail) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long term debt	$ 267,662	$ 269,816	$ 2,775,441
Less: Amount Due Within One Year	(99,320)	(99,320)	(1,060,188)
Amount Due After One Year	168,342	170,496	1,715,253
The note carries a 0% interest, but imputed interest has been accrued based on a 12% discount rate and is reflected as a reduction in the principal
Debt Instrument [Line Items]
Long term debt	(65,376)	(71,701)	(97,003)
Notes Payable | The principal is subject to a fixed semi-annual repayment schedule commencing October 31, 2012 over 48 months.
Debt Instrument [Line Items]
Long term debt	256,727	256,727	396,004
Notes Payable | The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013
Debt Instrument [Line Items]
Long term debt	76,311	84,790	101,748
Convertible, Senior Secured Term Debt
Debt Instrument [Line Items]
Long term debt		0	619,122
Long-term secured deferred trade payable | The principal and interest is subject to a fixed blended repayment schedule of 24 and 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt		0	1,320,643
Officer [Member] | Notes Payable | The principal is not subject to a fixed repayment schedule
Debt Instrument [Line Items]
Long term debt		0	209,208
Officer [Member] | Notes Payable | The principal and interest is subject to a fixed blended repayment schedule of 36 months, commencing July 15, 2013.
Debt Instrument [Line Items]
Long term debt		$ 0	$ 225,719